Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
8.	Stockholders’ Equity
Under the
Company’s articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 common shares, par value $0.01 per share, and of 200,000,000 preferred shares, par value $0.01 per share. Following the
Spin-Off
discussed in Note 1, the Company had issued a total of 4,775,272 common shares and 795,878 of 8.75% Series A cumulative redeemable perpetual preferred shares. The reported loss per common share calculations (Note 9) give retroactive effect to the issuance of the common shares as of January 1, 2019.
Common Shares:
Each
outstanding common share is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Holders of common shares (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of our assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued common shares when issued will be fully paid for and non-assessable.
Preferred Shares
: The table below presents a summary of preferred shares outstanding as of December 31, 2021.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Dividend Rate

Series A	8.75% Cumulative Redeemable Perpetual	November 10, 2021	795,878	$25	$7,959	8.75% per annum of the Liquidation Preference per share

Total			795,878		$7,959

(1)	There are no issuance costs.
8.75% Series A cumulative redeemable perpetual preferred shares:
Holders
of Series A Preferred Shares will be entitled to receive, when, as and if declared by the Company’s board of directors out of legally available funds for such purpose, cumulative cash dividends from the date of the Spin-Off.
Dividends on the Series A Preferred Shares will accrue at a rate of 8.75% per annum per $25.00 stated liquidation preference per Series A Preferred Shares. The dividend rate is not subject to adjustment. Dividends are payable on the 30th day of March, June, September and December of each year. Total cumulative dividends for the period from December 3, 2021 to December 29, 2021 amounted to $140,246. In December 2021, the Company declared and paid dividends amounting to $130,574 ($0.1640625 per share) on its Series A preferred shares relating to the period from December 3, 2021 to December 29, 2021.
In the event
o
f any liquidation, dissolution
or winding-up of
the Company’s affairs, whether voluntary or involuntary, holders of the Series A Preferred Shares will have the right to receive the liquidation preference of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to (but not including) the date of payment, whether or not declared, before any payments are made to holders of the Company’s common shares or any other junior securities.
The Series A
Preferred Shares represent perpetual equity interests in the Company. The Company has no obligation to redeem or repurchase any Series A Preferred Shares at any time. The Series A Preferred Shares will be subject to redemption, in whole or from time to time in part, at the Company’s option commencing on June 30, 2022.
Holders of the
Series A Preferred Shares generally have no voting rights. However, if and whenever dividends payable on the Series A Preferred Shares are in arrears for six or more quarterly periods, whether or not consecutive, holders of Series A Preferred Shares (voting together as a class with holders of any Parity Securities upon which like voting rights have been conferred and are exercisable) will, subject to certain exceptions, be entitled to elect one additional director to serve on the Company’s board of directors unless the size of the board of directors already has been increased by reason of the election of a director by holders of Parity Securities upon which like voting rights have been conferred. This right will continue until the Company pays, or declares and sets apart for payment, all cumulative dividends on the Series A Preferred
Shares.
Furthermore
, the Company determined the fair value of the 8.75% Series A cumulative redeemable perpetual preferred shares to be $15,121,682 based on the first trading day closing price on December 7, 2021 of these shares on the Nasdaq Capital Market in which they trade under the symbol “IMPPP” and reflected the amount within additional paid-in
capital. The fair value of these shares was determined using Level 1 items in accordance with the fair value hierarchy.